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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22014

                         Pioneer Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

Pioneer Diversified High Income Trust

Schedule of Investments | 7/31/14 (unaudited)

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 ASSET BACKED SECURITIES -  1.8% of Net Assets

   770,545(a)

 CCC-/Caa3

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.632%, 5/15/24 (144A)

 $ 300,513

   81,268

 BBB-/Ba2

 Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 3/15/17

   89,038

   250,000

 BBB/Ba1

 Delta Air Lines Pass Through Trust, Series 2010-1, Class B, 6.375%, 1/2/16 (144A)

   265,000

   290,000(b)

 NR/NR

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

   276,577

   764,994

 NR/NR

 Monty Parent Issuer LLC, Series 2013-LTR, 4.25%, 11/20/28

   765,920

   940,000

 NR/Ba2

 Nations Equipment Finance Funding I LLC, Series 2013-1A, Class C, 5.5%, 5/20/21 (144A)

   948,930

   104,249

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

   107,838

   262,726

 NR/NR

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   266,903

 TOTAL ASSET BACKED SECURITIES

 (Cost  $3,065,607)

 $ 3,020,719

 COLLATERALIZED MORTGAGE OBLIGATIONS -  2.4% of Net Assets

   275,000(c)

 NR/NR

 CAM Mortgage Trust, Series 2014-1, Class M, 5.5%, 12/15/53 (144A)

 $ 274,599

   621,091(a)

 CCC/Caa2

 Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.355%, 2/25/37

   563,709

   200,000(b)

 B-/Ba2

 Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class E, 5.135%, 10/15/39 (144A)

   178,909

   125,000(a)

 NR/NR

 EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 4.904%, 5/8/31 (144A)

   125,234

   170,000(a)

 BB-/NR

 EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.604%, 5/8/31 (144A)

   170,081

   110,679

 B-/Ba3

 Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)

   106,532

   187,545

 CCC/Caa3

 Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32

   142,593

   189,548

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   185,587

   771,068(a)

 B/Ba3

 Impac CMB Trust, Series 2004-9, Class 1A1, 0.915%, 1/25/35

   703,627

   150,000

 B/B3

 JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45

   153,395

   150,000(a)

 BB/NR

 JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class E, 3.048%, 4/15/28 (144A)

   151,009

   300,000(b)

 NR/B1

 LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class C, 5.203%, 4/15/40

   307,755

   556,571(b)

 BB/NR

 LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.276%, 2/15/41

   572,573

   400,000(b)

 B/B1

 Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ, 5.966%, 5/15/46

   419,790

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $3,996,597)

 $ 4,055,393

 COMMERCIAL MORTGAGE-BACKED SECURITIES -  0.4% of Net Assets

   150,000(b)

 NR/Baa2

 Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41

 $ 151,291

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating  (unaudited)

 Value

   250,000(b)

 NR/Baa3

 COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class E, 4.858%, 8/15/45 (144A)

   249,456

   200,000(a)

 BB-/NR

 COMM 2013-FL3 Mortgage Trust, Series 2013-FL3, Class RGC2, 4.402%, 10/13/28 (144A)

   200,234

   150,600(a)

 NR/Ba1

 JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-FL2A, Class G, 0.512%, 11/15/18 (144A)

   142,016

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost  $690,332)

 $ 742,997

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  21.0% of Net Assets *

 AUTOMOBILES & COMPONENTS - 2.3%

 Auto Parts & Equipment - 1.1%

   187,873

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21

 $ 188,014

   243,245

 B+/B1

 Metaldyne LLC, USD Term Loan, 4.25%, 12/18/18

   244,563

   279,327

 BB-/B1

 TI Group Automotive Systems LLC, Facility Term Loan, 4.25%, 7/2/21

   279,938

   967,799

 B+/B2

 Tower Automotive Holdings USA, LLC, Refinancing Term Loan, 4.0%, 4/23/20

   964,775

   139,925

 B/Ba3

 UCI International, Inc., (United Components), Term Loan, 5.5%, 7/26/17

   140,391

 $ 1,817,681

 Automobile Manufacturers - 0.9%

   1,455,000

 BB+/Ba1

 Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17

 $ 1,457,267

 Tires & Rubber - 0.3%

   575,000

 BB/Ba1

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19

 $ 580,031

 Total Automobiles & Components

 $ 3,854,979

 CAPITAL GOODS - 2.6%

 Aerospace & Defense - 1.1%

   824,732

 B/B3

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 5.0%, 11/2/18

 $ 832,468

   373,879

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 5.0%, 11/2/18

   376,099

   167,333

 B-/Caa1

 Hunter Defense Technologies, Inc., Term Loan, 3.48%, 8/22/14

   161,058

   133,603

 B+/B1

 TASC, Inc., First Lien Term Loan, 6.5%, 5/22/20

   130,931

   320,000

 NR/NR

 WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21

   323,500

 $ 1,824,056

 Construction & Farm Machinery & Heavy Trucks - 0.5%

   390,000

 B/Ba3

 Navistar, Inc., Tranche B, Term Loan, 5.75%, 8/17/17

 $ 394,631

   449,982

 B+/B2

 Waupaca Foundry, Inc., Term Loan, 4.0%, 6/29/17

   450,967

 $ 845,598

 Electrical Components & Equipment - 0.6%

   400,000

 B+/B1

 Grede Holdings LLC, Initial Term Loan, 4.75%, 6/2/21

 $ 402,167

   549,857

 BB+/Ba2

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

   554,897

 $ 957,064

 Trading Companies & Distributors - 0.4%

   401,389

 BBB/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18

 $ 401,891

   284,593

 B+/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19

   285,305

 $ 687,196

 Total Capital Goods

 $ 4,313,914

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 COMMERCIAL & PROFESSIONAL SERVICES - 0.3%

 Research & Consulting Services - 0.2%

   300,000

 CCC+/Caa1

 Sourcehov, LLC, Second Lien Term Loan, 8.75%, 4/30/19

 $ 304,500

 Security & Alarm Services - 0.1%

   203,747

 B+/B1

 Protection One, Inc., 2012 Term Loan, 4.25%, 3/21/19

 $ 203,874

 Total Commercial & Professional Services

 $ 508,374

 CONSUMER DISCRETIONARY - 1.2%

 Automobiles & Components - 0.4%

   691,250

 B+/B2

 CWGS Group LLC, Term Loan, 5.75%, 2/20/20

 $ 698,163

 Education Services - 0.6%

   945,250

 B+/B2

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

 $ 955,293

 Leisure Facilities - 0.1%

   132,787

 B/B1

 Fitness International LLC, Term B Loan, 5.5%, 7/1/20

 $ 132,372

 Publishing - 0.1%

   163,260

 B-/B3

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

 $ 166,117

 Total Consumer Discretionary

 $ 1,951,945

 CONSUMER DURABLES & APPAREL - 0.1%

 Textiles - 0.1%

   109,069

 NR/NR

 Klockner Pentaplast of America, Inc., Term Loan B-1, 4.75%, 12/21/16

 $ 109,751

 Total Consumer Durables & Apparel

 $ 109,751

 CONSUMER SERVICES - 1.0%

 Hotels, Resorts & Cruise Lines - 0.4%

   733,428

 BB-/B2

 Seven Sea Cruises S. DE R.L., Term B2 Loan, 3.75%, 12/21/18

 $ 732,970

 Restaurants - 0.6%

   453,870

 B+/Ba3

 Landry's, Inc., (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18

 $ 455,458

   542,513

 B/Ba3

 NPC International, Inc., Term Loan, 4.0%, 12/28/18

   542,400

 $ 997,858

 Total Consumer Services

 $ 1,730,828

 CONSUMER STAPLES - 0.0%†

 Personal Products - 0.0%†

   100,000

 CCC+/Caa2

 Altrium Innovations, Inc., Second Lien Term Loan, 7.75%, 8/13/21

 $ 99,562

 Total Consumer Staples

 $ 99,562

 ENERGY - 1.9%

 Coal & Consumable Fuels - 0.1%

   352,500

 CC/Ca

 PT Bumi Resources Tbk, Term Loan, 18.156%, 11/7/14

 $ 211,500

 Integrated Oil & Gas - 0.3%

   500,000

 NR/NR

 Chief Exploration & Development, LLC, Second Lien Term Loan, 7.5%, 5/16/21

 $ 507,500

 Oil & Gas Drilling - 0.5%

   444,680

 B/B3

 Jonah Energy LLC, Initial Second Lien Term Loan, 7.5%, 5/12/21

 $ 446,903

   299,242

 B-/B3

 Offshore Group Investment, Ltd., (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19

   298,432

 $ 745,335

 Oil & Gas Equipment & Services - 0.2%

   299,248

 B+/B3

 FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20

 $ 300,994

 Oil & Gas Exploration & Production - 0.8%

   685,000

 B-/B2

 Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20

 $ 702,767

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Oil & Gas Exploration & Production (continued)

   650,000

 B/B1

 Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/18

   649,304

 $ 1,352,071

 Total Energy

 $ 3,117,400

 FOOD, BEVERAGE & TOBACCO - 0.7%

 Packaged Foods & Meats - 0.7%

   153,486

 B/B2

 Del Monte Corp., Initial Term Loan, 3.5%, 3/9/20

 $ 151,695

   937,650

 B-/NR

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

   969,296

 Total Food, Beverage & Tobacco

 $ 1,120,991

 HEALTH CARE EQUIPMENT & SERVICES - 3.5%

 Health Care Equipment & Services - 0.4%

   366,000

 CCC+/Caa2

 Accellent, Inc., Initial Second Lien Term Loan, 7.5%, 3/11/22

 $ 363,102

   238,927

 BB-/Ba3

 Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.0%, 5/4/18

   239,183

 $ 602,285

 Health Care Facilities - 0.9%

   267,100

 BB/Ba2

 CHS/Community Health Systems, Inc., Term D Loan, 3.478%, 1/25/17

 $ 267,620

   711,897

 BB/Ba2

 CHS/Community Health Systems, Inc.,Term B Loan, 4.25%, 1/27/21

   714,566

   196,555

 BB/NR

 HCA, Inc., Tranche B-5 Term Loan, 2.905%, 3/31/17

   196,923

   321,756

 B+/B1

 Kindred Healthcare, Inc., Incremental Term Loan, 4.0%, 4/9/21

   321,455

 $ 1,500,564

 Health Care Services - 1.7%

   374,931

 B+/B3

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 271,825

   208,835

 B/B2

 Bioscrip, Inc., Delayed Term Loan, 6.5%, 7/31/20

   211,706

   348,058

 B/B2

 Bioscrip, Inc., Initial Term B Loan, 6.5%, 7/31/20

   352,844

   716,201

 B/B2

 Gentiva Health Services, Inc., Initial Term Loan B, 6.5%, 10/18/19

   717,875

   204,488

 B/B1

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.75%, 1/31/21

   205,425

   460,350

 B/NR

 Surgical Care Affiliates LLC, Class C Term Loan, 4.0%, 6/29/18

   460,062

   283,225

 B-/B2

 Valitas Health Services, Inc., Term Loan B, 6.0%, 6/2/17

   272,250

   485,000(d)

 NR/B3

 Virtual Radiologic Corp., Term Loan B, 7.25%, 12/22/16

   358,093

 $ 2,850,080

 Health Care Supplies - 0.1%

   237,066

 B+/NR

 Alere, Inc., Term Loan B, 5.5%, 6/30/17

 $ 237,866

 Health Care Technology - 0.4%

   240,051

 BB-/Ba3

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.5%, 3/17/21

 $ 238,823

   337,548

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 0.0%, 9/17/15

   332,485

 $ 571,308

 Total Health Care Equipment & Services

 $ 5,762,103

 HOUSEHOLD & PERSONAL PRODUCTS - 0.7%

 Household Products - 0.4%

   409,231

 BB-/B1

 SRAM LLC, First Lien Term Loan, 4.0%, 4/10/20

 $ 406,588

   214,361

 B-/B2

 Wash MultiFamily Laundry Systems LLC, U.S. Term Loan, 4.5%, 2/21/19

   214,629

 $ 621,217

 Personal Products - 0.1%

   215,357

 BB-/NR

 NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17

 $ 215,330

 Security & Alarm Services - 0.2%

   268,840

 B/Ba3

 Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18

 $ 269,050

 Total Household & Personal Products

 $ 1,105,597

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 INDUSTRIALS - 0.3%

 Aerospace & Defense - 0.1%

   234,042

 B+/Ba3

 SI Organization, Inc., The Initial First Lien Term Loan, 5.75%, 11/23/19

 $ 235,505

 Industrial Conglomerates - 0.2%

   355,000

 B-/Caa1

 Filtration Group Co., Initial Second Lien Term Loan, 8.25%, 11/22/21

 $ 361,804

 Total Industrials

 $ 597,309

 INSURANCE - 1.0%

 Multi-Line Insurance - 0.4%

   564,787

 B/B1

 Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19

 $ 566,076

 Property & Casualty Insurance - 0.6%

   593,765

 CCC/Caa2

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

 $ 600,198

   448,201

 B/B1

 USI, Inc., Initial Term Loan, 4.25%, 12/27/19

   448,854

 $ 1,049,052

 Total Insurance

 $ 1,615,128

 MATERIALS - 0.6%

 Diversified Chemicals - 0.2%

   297,876

 B+/B3

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

 $ 298,621

 Diversified Metals & Mining - 0.0%†

   57,668(e)

 NR/NR

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/20/13

 $ 25,950

 Metal & Glass Containers - 0.2%

   431,239

 B/B1

 Tank Holding Corp., Initial Term Loan, 5.5%, 7/9/19

 $ 431,105

 Paper Products - 0.1%

   99,500

 NR/NR

 Exopack Holdings SA, USD Term Loan, 5.25%, 5/8/19

 $ 100,889

 Specialty Chemicals - 0.1%

   123,694

 BB+/Ba1

 Chemtura Corp., New Term Loan, 3.5%, 8/29/16

 $ 124,055

 Total Materials

 $ 980,620

 MEDIA - 1.4%

 Advertising - 0.6%

   957,654

 B/B1

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18

 $ 951,170

 Broadcasting - 0.5%

   315,000

 CCC+/Caa2

 Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21

 $ 319,725

   465,839

 B+/B2

 Univision Communications, Inc., Replacement First-Lien Term Loan, 4.0%, 3/1/20

   463,509

 $ 783,234

 Cable & Telecommunications - 0.2%

   340,913

 B/B1

 WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/1/19

 $ 342,485

 Movies & Entertainment - 0.0%†

   85,818

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

 $ 85,979

 Publishing - 0.1%

   203,490

 B/B2

 Cengage Learning Acquisitions, Inc., Term Loan, 7.0%, 3/31/20

 $ 205,220

 Total Media

 $ 2,368,088

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%

 Life Sciences Tools & Services - 0.3%

   433,173

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4.5%, 5/20/21

 $ 435,508

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 435,508

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 RETAILING - 0.4%

 Computer & Electronics Retail - 0.4%

   821,703

 B/B2

 Targus Group International, Inc., Term Loan, 12.0%, 5/24/16

 $ 698,448

 Total Retailing

 $ 698,448

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%

 Semiconductor Equipment - 0.3%

   561,549

 BB-/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 4.5%, 11/9/19

 $ 563,772

 Total Semiconductors & Semiconductor Equipment

 $ 563,772

 SOFTWARE & SERVICES - 1.4%

 Application Software - 0.9%

   607,894

 B-/B1

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18

 $ 607,799

   425,213

 NR/NR

 Houghton Mifflin Holdings, Inc., Term Loan, 4.25%, 5/22/18

   427,339

   500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17

   509,531

 $ 1,544,669

 IT Consulting & Other Services - 0.5%

   772,637

 BB/Ba3

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.906%, 2/28/17

 $ 775,534

 Total Software & Services

 $ 2,320,203

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%

 Communications Equipment - 0.1%

   85,750

 BB+/Ba2

 CommScope, Inc., Tranche 3 Term Loan, 2.728%, 1/21/17

 $ 85,857

   128,625

 BB+/Ba2

 CommScope, Inc., Tranche 4 Term Loan, 3.25%, 1/14/18

   128,865

 $ 214,722

 Electronic Components - 0.3%

   477,897

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

 $ 473,213

 Total Technology Hardware & Equipment

 $ 687,935

 TRANSPORTATION - 0.1%

 Air Freight & Logistics - 0.1%

   193,050

 B-/B2

 Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/19

 $ 193,653

 Total Transportation

 $ 193,653

 UTILITIES - 0.5%

 Electric Utilities - 0.5%

   292,929

 BB-/Ba3

 Star West Generation LLC, Advance Term Loan B, 4.25%, 3/13/20

 $ 293,967

   629,720

 D/Caa3

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.646%, 10/10/17

   480,161

 Total Utilities

 $ 774,128

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $35,061,651)

 $ 34,910,236

 CORPORATE BONDS & NOTES -  101.7% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.6%

 Auto Parts & Equipment - 0.6%

   350,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $ 371,000

   275,000

 B/B3

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

   294,938

   290,000

 B+/B2

 Stackpole International Intermediate Co. SA / Stackpole International Powder, 7.75%, 10/15/21 (144A)

   290,000

 Total Automobiles & Components

 $ 955,938

 BANKS - 1.5%

 Diversified Banks - 1.2%

   525,000

 CCC-/Caa1

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

 $ 519,750

   400,000(b)

 NR/Ca

 Banco Macro SA, 9.75%, 12/18/36

   356,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Diversified Banks (continued)

   200,000

 NR/Ba2

 Turkiye IS Bankasi AS, 6.0%, 10/24/22 (144A)

   202,500

   750,000

 BBB/NR

 UBS AG / Stamford CT, 7.625%, 8/17/22

   891,711

 $ 1,969,961

 Regional Banks - 0.3%

   600,000(b)(f)

 BBB/Baa3

 PNC Financial Services Group, Inc., 4.447%, 5/29/49

 $ 598,950

 Total Banks

 $ 2,568,911

 CAPITAL GOODS - 5.6%

 Aerospace & Defense - 0.6%

   400,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 371,000

   630,000

 CCC+/B3

 DynCorp International, Inc., 10.375%, 7/1/17

   640,237

 $ 1,011,237

 Building Products - 0.4%

   300,000

 BB/B2

 USG Corp., 7.875%, 3/30/20 (144A)

 $ 325,875

   365,000

 BB/B2

 USG Corp., 9.75%, 8/1/14 (144A)

   365,000

 $ 690,875

 Construction & Engineering - 1.2%

   900,000

 B/B2

 Empresas ICA S.A.B. de CV, 8.9%, 2/4/21 (144A)

 $ 945,000

   1,000,000

 BB-/B1

 OAS Investments GmbH, 8.25%, 10/19/19 (144A)

   1,020,000

 $ 1,965,000

 Construction & Farm Machinery & Heavy Trucks - 0.7%

   360,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 $ 381,600

   660,000

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

   681,450

 $ 1,063,050

 Electrical Components & Equipment - 0.5%

   750,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 761,250

 Industrial Conglomerates - 0.3%

   455,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $ 503,344

 Industrial Machinery - 1.2%

   450,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $ 499,500

   335,000

 B-/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

   317,413

   761,000

 B/Caa1

 Mueller Water Products, Inc., 7.375%, 6/1/17

   770,512

   665,000

 CCC-/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

   299,250

   150,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

   159,000

 $ 2,045,675

 Trading Companies & Distributors - 0.7%

   1,090,000

 B-/B3

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

 $ 1,209,900

 Total Capital Goods

 $ 9,250,331

 COMMERCIAL & PROFESSIONAL SERVICES - 0.7%

 Diversified Support Services - 0.7%

   950,000

 B/Caa2

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $ 922,094

   260,000

 B-/B3

 TMS International Corp., 7.625%, 10/15/21 (144A)

   275,600

 $ 1,197,694

 Environmental & Facilities Services - 0.0%†

   700,000(d)(e)

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16

 $ 7

 Total Commercial & Professional Services

 $ 1,197,701

 CONSUMER DISCRETIONARY - 0.5%

 Automotive Retail - 0.4%

   625,000

 B/B3

 DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0%, 6/1/21 (144A)

 $ 628,906

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Textiles - 0.1%

   195,000

 CCC+/Caa1

 Polymer Group, Inc., 6.875%, 6/1/19 (144A)

 $ 196,463

 Total Consumer Discretionary

 $ 825,369

 CONSUMER DURABLES & APPAREL - 1.5%

 Home Furnishings - 0.4%

   535,000

 B+/B3

 Tempur Sealy International, Inc., 6.875%, 12/15/20

 $ 569,106

 Homebuilding - 0.1%

   605,000(d)(e)

 NR/WR

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 $ 93,775

   500,000(d)(e)

 NR/WR

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

   65,000

 $ 158,775

 Leisure Products - 1.0%

 EUR

   275,000

 CCC+/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $ 368,842

   1,000,000

 CCC+/Caa1

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

   965,000

   375,000(g)

 CCC+/Caa2

 PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.75%, (9.5% PIK 8.75 cash), 8/15/19 (144A)

   378,750

 $ 1,712,592

 Total Consumer Durables & Apparel

 $ 2,440,473

 CONSUMER SERVICES - 3.5%

 Business Services - 0.8%

   750,000

 B/B2

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 791,250

   500,000

 B-/Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   490,000

 $ 1,281,250

 Casinos & Gaming - 0.0%†

   732,290(g)

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%,  (5.5% PIK 1.0% cash), 7/1/36

 $ 91,536

 Hotels, Resorts & Cruise Lines - 0.9%

   720,000(g)

 B-/B3

 MISA Investments, Ltd., 8.625%, (0.0% PIK 8.625% cash), 8/15/18 (144A)

 $ 736,560

   400,000

 B-/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

   432,000

   325,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

   356,688

 $ 1,525,248

 Leisure Facilities - 0.7%

 EUR

   800,000

 B+/B3

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $ 1,095,220

 Restaurants - 0.9%

   1,235,000(c)

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)

 $ 1,138,052

   400,000

 B+/B3

 Burger King Corp., 9.875%, 10/15/18

   423,000

 $ 1,561,052

 Specialized Consumer Services - 0.2%

   315,000

 B-/B3

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21 (144A)

 $ 330,750

 Total Consumer Services

 $ 5,885,056

 CONSUMER STAPLES - 1.0%

 Food Distributors - 0.6%

   900,000

 BB/NR

 JBS Investments GmbH, 7.25%, 4/3/24 (144A)

 $ 929,250

 Packaged Foods & Meats - 0.4%

   640,000

 B/B2

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 $ 664,800

 Total Consumer Staples

 $ 1,594,050

 DIVERSIFIED FINANCIALS - 1.9%

 Asset Management & Custody Banks - 0.4%

   590,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 663,771

 Consumer Finance - 1.0%

   445,000

 B/B1

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $ 466,138

   610,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

   606,944

   440,000

 B/B3

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   466,950

 $ 1,540,032

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Investment Banking & Brokerage - 0.2%

   450,000(b)(f)

 BB+/Ba2

 Goldman Sachs Capital II, 4.0%, 12/29/49

 $ 356,625

 Multi-Sector Holdings - 0.3%

   600,000

 B-/B3

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $ 540,000

 Total Diversified Financials

 $ 3,100,428

 ENERGY - 14.6%

 Coal & Consumable Fuels - 1.0%

   285,000

 B/B2

 Alpha Natural Resources, Inc., 7.5%, 8/1/20 (144A)

 $ 262,913

   650,000(e)

 CCC-/Ca

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

   302,250

   400,000(e)

 NR/WR

 James River Coal Co., 7.875%, 4/1/19

   44,000

   300,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

   318,000

   715,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20

   791,862

 $ 1,719,025

 Integrated Oil & Gas - 0.3%

   150,000

 B-/B3

 Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.75%, 4/1/22 (144A)

 $ 156,000

   325,000

 NR/Caa1

 YPF SA, 8.875%, 12/19/18 (144A)

   336,375

 $ 492,375

 Oil & Gas Drilling - 1.1%

   645,000

 B/B3

 Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)

 $ 656,288

   730,000

 CCC+/Caa1

 Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)

   702,625

   190,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

   200,450

   320,000

 B+/B1

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   339,200

 $ 1,898,563

 Oil & Gas Equipment & Services - 1.4%

   448,000

 B/Ba3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 $ 462,000

   690,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

   700,350

   395,000

 B-/B2

 FTS International, Inc., 6.25%, 5/1/22 (144A)

   401,912

   425,000

 BB/B1

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

   433,500

   330,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

   347,325

 $ 2,345,087

 Oil & Gas Exploration & Production - 10.3%

   520,000

 CCC+/B3

 Athlon Holdings LP / Athlon Finance Corp., 7.375%, 4/15/21 (144A)

 $ 553,800

   100,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

   105,250

   500,000

 B-/B3

 Comstock Resources, Inc., 9.5%, 6/15/20

   558,750

   515,000

 B/B3

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21

   538,175

   600,000

 B/B2

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   664,500

   920,000

 CCC/Caa1

 Forest Oil Corp., 7.5%, 9/15/20

   914,296

   360,000

 B/NR

 GeoPark Latin America, Ltd., Agencia en Chile, 7.5%, 2/11/20 (144A)

   388,350

   570,000

 B-/B3

 Gulfport Energy Corp., 7.75%, 11/1/20

   618,450

   165,000

 CCC+/Caa1

 Halcon Resources Corp., 9.25%, 2/15/22

   173,456

   890,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%, 7/15/20

   952,300

   680,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

   703,800

   630,000

 CCC+/Caa1

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21

   647,325

   600,000

 CCC+/Caa1

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

   619,500

   455,000

 CCC+/Caa1

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20

   490,263

   350,000

 B+/NR

 MIE Holdings Corp., 7.5%, 4/25/19 (144A)

   369,688

   200,000

 NR/NR

 National JSC Naftogaz of Ukraine, 9.5%, 9/30/14

   194,500

   1,440,000

 B-/Caa1

 Northern Oil & Gas, Inc., 8.0%, 6/1/20

   1,519,200

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Oil & Gas Exploration & Production (continued)

   535,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22

   593,850

   750,000

 B/Caa1

 PetroQuest Energy, Inc., 10.0%, 9/1/17

   781,875

   480,000

 B-/Caa1

 QR Energy LP / QRE Finance Corp., 9.25%, 8/1/20

   549,600

   240,000

 CCC-/Caa3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   208,800

   700,000

 CCC+/B3

 Resolute Energy Corp., 8.5%, 5/1/20

   714,000

   375,000

 CCC+/B3

 Rice Energy, Inc., 6.25%, 5/1/22 (144A)

   371,250

   870,000

 B-/B3

 RKI Exploration & Production LLC / RKI Finance Corp., 8.5%, 8/1/21 (144A)

   930,900

   285,000

 B+/B1

 Rosetta Resources, Inc., 5.875%, 6/1/24

   290,700

   700,000

 CCC+/B3

 Samson Investment Co., 10.75%, 2/15/20 (144A)

   708,750

   1,170,000

 B-/B3

 Sanchez Energy Corp., 7.75%, 6/15/21

   1,269,450

   335,000

 CCC+/Caa1

 Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18 (144A)

   347,562

 CAD

   315,000

 B/NR

 Trilogy Energy Corp., 7.25%, 12/13/19 (144A)

   306,288

 $ 17,084,628

 Oil & Gas Refining & Marketing - 0.2%

   300,000

 B+/B2

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21 (144A)

 $ 306,000

 Oil & Gas Storage & Transportation - 0.3%

   450,000(a)

 BB/Ba1

 Energy Transfer Partners LP, 3.257%, 11/1/66

 $ 418,500

 Total Energy

 $ 24,264,178

 FINANCIALS - 0.5%

 Specialized Finance - 0.5%

   695,000

 B/B2

 DFC Finance Corp., 10.5%, 6/15/20 (144A)

 $ 691,525

   175,000

 B+/B2

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21

   169,750

 Total Financials

 $ 861,275

 FOOD, BEVERAGE & TOBACCO - 8.2%

 Agricultural Products - 1.3%

   900,000

 CCC+/Caa1

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $ 967,500

   520,000

 B/B2

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

   527,800

   500,000

 B-/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

   458,750

   225,000

 B/NR

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

   230,625

 $ 2,184,675

 Packaged Foods & Meats - 5.9%

   225,000

 B/B2

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $ 248,906

 EUR

   200,000

 B/B2

 Agrokor DD, 9.875%, 5/1/19 (144A)

   297,236

   650,000

 BB/Ba3

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

   747,500

   500,000

 B+/B2

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   487,500

   297,000

 B/B1

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21

   317,790

   491,000

 B+/B2

 Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

   469,985

   1,100,000

 B/B3

 FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   1,177,000

   515,000

 B/B2

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

   515,000

   800,000

 B/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   842,000

   700,000

 B/B2

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

   803,250

   475,000

 B/B2

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

   503,358

   700,000

 CCC/NR

 MHP SA, 8.25%, 4/2/20 (144A)

   647,640

   1,600,000

 BB-/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   1,714,000

   200,000

 BB-/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   230,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Packaged Foods & Meats (continued)

   600,000

 B+/B2

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

   546,000

   300,000

 BB/B3

 Pilgrim's Pride Corp., 7.875%, 12/15/18

   315,000

 $ 9,862,165

 Tobacco - 1.0%

   1,645,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21

 $ 1,615,184

 Total Food, Beverage & Tobacco

 $ 13,662,024

 HEALTH CARE EQUIPMENT & SERVICES - 2.0%

 Health Care Equipment & Services - 0.6%

   831,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $ 912,023

 Health Care Facilities - 0.4%

   500,000

 B-/B3

 Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)

 $ 495,000

   200,000

 CCC+/Caa1

 United Surgical Partners International, 9.0%, 4/1/20

   217,000

 $ 712,000

 Health Care Services - 0.5%

   425,000

 CCC/Caa2

 BioScrip, Inc., 8.875%, 2/15/21 (144A)

 $ 434,562

   426,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

   451,560

 $ 886,122

 Health Care Supplies - 0.3%

   500,000

 CCC+/Caa2

 Immucor, Inc., 11.125%, 8/15/19

 $ 550,000

 Health Care Technology - 0.2%

   275,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $ 309,375

 Total Health Care Equipment & Services

 $ 3,369,520

 HOUSEHOLD & PERSONAL PRODUCTS - 0.5%

 Household Products - 0.3%

 EUR

   350,000(a)

 B/B2

 Hydra Dutch Holdings 2BV, 5.703%, 4/15/19 (144A)

 $ 463,929

 Personal Products - 0.2%

   345,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 $ 362,250

 Total Household & Personal Products

 $ 826,179

 INDUSTRIALS - 0.6%

 Aerospace & Defense - 0.3%

   435,000

 B/B3

 LMI Aerospace, Inc., 7.375%, 7/15/19 (144A)

 $ 439,894

 Diversified Support Services - 0.2%

   280,000

 B+/Ba3

 Transfield Services, Ltd., 8.375%, 5/15/20 (144A)

 $ 288,050

 Industrial Machinery - 0.1%

   250,000

 B-/Caa1

 BC Mountain LLC / BC Mountain Finance, Inc., 7.0%, 2/1/21 (144A)

 $ 240,000

 Total Industrials

 $ 967,944

 INFORMATION TECHNOLOGY - 0.0%†

 Internet Software & Services - 0.0%†

   63,950(g)

 NR/NR

 First Data Holdings, Inc., 14.5%, (14.5% PIK 0.0% cash), 9/24/19 (144A)

 $ 72,264

 Total Information Technology

 $ 72,264

 INSURANCE - 32.3%

 Insurance Brokers - 0.5%

 GBP

   475,000

 NR/Caa2

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

 $ 741,775

 Multi-Line Insurance - 0.6%

   1,000,000(b)

 BB+/Baa3

 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)

 $ 1,060,000

 Property & Casualty Insurance - 2.3%

   6,000,000(c)(d)

 BBB+/NR

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $ 3,793,525

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Property & Casualty Insurance (continued)

   80,000(b)(f)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506%, 5/29/49 (144A)

   84,400

 $ 3,877,925

 Reinsurance - 28.9%

 EUR

   750,000(a)

 BB/NR

 ATLAS Reinsurance VII, 3.65%, 1/7/16 (144A)

 $ 1,016,928

   1,000,000(a)

 BB+/NR

 Bosphorus 1 Re, Ltd., 2.52%, 5/3/16 (144A)

   997,900

   750,000(a)

 NR/NR

 Combine Re, Ltd., 17.77%, 1/7/15 (144A)

   781,725

   500,000(a)

 BB-/NR

 Compass Re, Ltd., 10.27%, 1/8/15 (144A)

   502,350

   500,000(a)

 B+/NR

 Compass Re, Ltd., 11.27%, 1/8/15 (144A)

   502,800

   1,750,000(a)

 BB+/NR

 East Lane Re VI, Ltd., 2.77%, 3/14/18 (144A)

   1,725,850

   2,000,000(a)

 NR/NR

 Gator Re, Ltd., 6.52%, 1/9/17 (144A)

   1,982,600

   1,300,000(a)

 B-/NR

 Ibis Re II, Ltd., 13.52%, 2/5/15 (144A)

   1,299,610

 –

   4,008,000(d)

 NR/NR

 Kane SAC, Ltd., 0.0%, 6/12/15

   3,817,074

   1,018,720(d)

 NR/NR

 Kane SAC, Ltd., 0.0%, 7/14/15

   966,765

   1,500,000(d)

 NR/NR

 Kane SAC, Ltd., 0.0%, 8/1/15

   1,524,600

   2,004,948(d)

 NR/NR

 Kane SAC, Ltd., 0.0%, 7/7/16

   1,994,121

   2,006,000(d)

 NR/NR

 Kane SAC, Ltd., 0.0%, 7/18/16

   2,092,459

   2,011,000(d)

 NR/NR

 Kane SAC, Ltd., 0.0%, 7/30/16

   2,065,699

   1,000,000(a)

 BB-/NR

 Kilimanjaro Re, Ltd., 4.52%, 4/30/18 (144A)

   993,700

   1,000,000(a)

 BB-/NR

 Kilimanjaro Re, Ltd., 4.77%, 4/30/18 (144A)

   1,001,200

   2,000,000(a)

 NR/NR

 Kizuna II Re, Ltd., 2.27%, 4/6/18 (144A)

   2,004,800

 EUR

   1,500,000(a)

 NR/NR

 Lion I Re, Ltd., 1.594%, 4/28/17 (144A)

   2,009,555

   1,000,000(a)

 NR/NR

 Merna Reinsurance V, Ltd., 2.02%, 4/7/17 (144A)

   1,000,600

   1,750,000(a)

 BB-/NR

 MetroCat Re, Ltd., 4.52%, 8/5/16 (144A)

   1,791,125

   975,000(a)

 B-/NR

 Mythen Re, Ltd., 11.756%, 11/10/16 (144A)

   1,017,802

   500,000(a)

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, 8.526%, 1/5/17 (144A)

   527,550

   1,250,000(a)

 NR/NR

 Pelican Re, Ltd., 6.02%, 5/15/17 (144A)

   1,279,500

   2,000,000(a)

 BB-/NR

 Queen Street IV Capital, Ltd., 7.52%, 4/9/15 (144A)

   2,016,200

   500,000(a)

 B/NR

 Queen Street VII Re, Ltd., 8.62%, 4/8/16 (144A)

   513,850

   1,250,000(a)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.02%, 6/6/15 (144A)

   1,291,625

   250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 12.77%, 12/6/16 (144A)

   270,175

   1,250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 19.02%, 12/6/16 (144A)

   1,393,125

   1,000,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 22.02%, 6/6/16 (144A)

   1,176,300

   500,000(a)

 NR/NR

 Residential Reinsurance 2013, Ltd., 20.02%, 12/6/17 (144A)

   504,200

   1,500,000(h)

 NR/NR

 Sector Re V, Ltd., 0.0%, 3/30/19 (144A)

   1,544,550

 –

   1,005,999(d)(h)

 NR/NR

 Sector Re V, Ltd., 0.0%, 12/1/17 (144A)

   1,067,100

   1,630(d)(h)

 NR/NR

 Sector Re V, Ltd., 0.0%, 3/1/18 (144A)

   102,113

   1,000,000(d)(h)

 NR/NR

 Silverton RE, Ltd., 0.0%, 9/16/16 (144A)

   1,165,800

   1,500,000(a)

 B-/NR

 Successor X, Ltd., 11.27%, 11/10/15 (144A)

   1,551,600

   500,000(a)

 NR/NR

 Successor X, Ltd., 16.27%, 11/10/15 (144A)

   506,250

   1,000,000(a)

 NR/NR

 Successor X, Ltd., 16.52%, 1/27/15 (144A)

   1,008,200

   1,000,000(a)

 B+/NR

 Tar Heel Re, Ltd., 8.52%, 5/9/16 (144A)

   1,030,400

 $ 48,037,801

 Total Insurance

 $ 53,717,501

 MATERIALS - 9.9%

 Commodity Chemicals - 0.5%

   300,000

 BBB/WR

 Basell Finance Co. BV, 8.1%, 3/15/27 (144A)

 $ 401,806

 EUR

   250,000

 CCC+/B3

 KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)

   372,382

 $ 774,188

 Construction Materials - 0.4%

   389,000

 B+/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $ 435,680

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Construction Materials (continued)

   300,000(f)

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 4/29/49 (144A)

   299,100

 $ 734,780

 Diversified Metals & Mining - 1.6%

   150,000

 CCC/Caa2

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $ 109,500

   330,000

 B-/B3

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

   345,675

   400,000

 (P)CCC+/Caa1

 Essar Steel Minnesota LLC, 11.5%, 5/15/20 (144A)

   411,000

   245,000

 B+/B1

 First Quantum Minerals, Ltd., 7.25%, 5/15/22 (144A)

   252,044

   300,000(e)

 D/WR

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

   126,000

   373,000

 NR/NR

 Mirabela Nickel, Ltd., 9.5%, 6/20/19

   373,000

   180,000

 B/Caa1

 Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)

   201,712

   750,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

   866,250

 $ 2,685,181

 Gold - 0.1%

   85,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $ 78,200

 Metal & Glass Containers - 0.5%

   240,000(g)

 CCC+/Caa2

 Ardagh Finance Holdings SA, 8.625%,  (8.625% PIK 0.0% cash), 6/15/19 (144A)

 $ 241,800

 EUR

   250,000

 CCC+/Caa1

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

   353,135

   175,000

 CCC+/Caa1

 BWAY Holdings Co., 10.0%, 6/15/18

   183,750

 $ 778,685

 Paper Packaging - 1.4%

   606,510(c)

 NR/NR

 Bio Pappel SAB de CV, 10.0%, 8/27/16

 $ 612,575

   580,000

 B-/NR

 Exopack Holding Corp., 10.0%, 6/1/18 (144A)

   625,466

   500,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

   521,250

   475,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   511,813

 $ 2,271,104

 Paper Products - 1.6%

   675,000

 CCC+/B2

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $ 644,625

   344,000

 B/B3

 Mercer International, Inc., 9.5%, 12/1/17

   364,640

   840,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23

   798,000

   545,000

 BB/Ba2

 Sappi Papier Holding GmbH, 8.375%, 6/15/19 (144A)

   596,775

   255,000

 B-/Caa1

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

   265,200

 $ 2,669,240

 Precious Metals & Minerals - 0.3%

   500,000

 BB-/Ba3

 ALROSA Finance SA, 8.875%, 11/17/14 (144A)

 $ 508,915

 Steel - 3.5%

   750,000

 B-/Caa1

 AM Castle & Co., 12.75%, 12/15/16

 $ 791,250

   250,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

   255,625

   450,000

 CCC+/Caa2

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

   450,562

   250,000

 B+/B1

 Evraz Group SA, 9.5%, 4/24/18 (144A)

   260,000

   900,000

 CCC+/Caa2

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

   864,000

   900,000

 NR/Caa2

 Metinvest BV, 8.75%, 2/14/18 (144A)

   753,930

   600,000

 NR/Caa2

 Metinvest BV, 10.25%, 5/20/15 (144A)

   549,000

   585,000

 B/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   636,919

   507,000

 B-/B3

 Permian Holdings, Inc., 10.5%, 1/15/18 (144A)

   514,605

   750,000

 CCC+/Caa2

 Ryerson, Inc., 9.0%, 10/15/17

   794,062

 $ 5,869,953

 Total Materials

 $ 16,370,246

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 MEDIA - 4.9%

 Broadcasting - 2.2%

   400,000

 B-/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 $ 409,000

 EUR

   150,000

 B+/B1

 Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)

   238,492

   200,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

   212,000

   1,655,000

 B/B3

 Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)

   1,795,675

   990,000

 CCC+/Caa2

 Truven Health Analytics, Inc., 10.625%, 6/1/20

   1,074,150

 $ 3,729,317

 Cable - 0.2%

 EUR

   200,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 $ 285,405

 Movies & Entertainment - 2.0%

   1,710,000

 B-/B3

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 1,910,925

   600,000

 B-/B3

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

   606,000

   200,000

 CCC-/Caa2

 Production Resource Group, Inc., 8.875%, 5/1/19

   160,000

   625,000

 B/Caa1

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

   607,812

 $ 3,284,737

 Publishing - 0.5%

   855,000

 BB+/Ba1

 Gannett Co., Inc., 6.375%, 10/15/23 (144A)

 $ 902,025

 Total Media

 $ 8,201,484

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%

 Biotechnology - 0.8%

   300,000

 B/B3

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 321,750

   1,043,000

 B-/Caa1

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   1,040,393

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 1,362,143

 REAL ESTATE - 0.4%

 Diversified REIT's - 0.1%

   200,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $ 204,000

 Real Estate Operating Companies - 0.3%

   410,000

 CCC-/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $ 393,600

 Total Real Estate

 $ 597,600

 RETAILING - 0.6%

 Department Stores - 0.6%

   625,000

 B/NR

 Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)

 $ 640,625

   350,000

 CCC+/Caa2

 Neiman Marcus Group, Inc., 8.0%, 10/15/21 (144A)

   369,250

 Total Retailing

 $ 1,009,875

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%

 Semiconductors - 0.6%

   210,000

 B/B2

 Advanced Micro Devices, Inc., 6.75%, 3/1/19 (144A)

 $ 215,250

   285,000

 B/B2

 Advanced Micro Devices, Inc., 7.0%, 7/1/24 (144A)

   277,875

   500,000

 B/B2

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

   517,500

 Total Semiconductors & Semiconductor Equipment

 $ 1,010,625

 SOFTWARE & SERVICES - 1.4%

 Application Software - 0.3%

   415,000

 B-/B3

 Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18 (144A)

 $ 425,375

 Data Processing & Outsourced Services - 0.5%

   404,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $ 432,280

   162,000

 B-/Caa1

 First Data Corp., 10.625%, 6/15/21

   183,971

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Data Processing & Outsourced Services (continued)

   225,000

 BB-/B2

 NeuStar, Inc., 4.5%, 1/15/23

   191,250

 $ 807,501

 Systems Software - 0.6%

   1,144,999(d)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $ 1,064,849

 Total Software & Services

 $ 2,297,725

 TELECOMMUNICATION SERVICES - 2.1%

 Integrated Telecommunication Services - 0.5%

   186,000

 CCC+/Caa1

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $ 194,742

   300,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

   342,000

   350,000

 NR/WR

 PAETEC Holding Corp., 9.875%, 12/1/18

   372,312

 $ 909,054

 Wireless Telecommunication Services - 1.6%

   250,000

 B-/B3

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $ 265,625

   300,000

 (P)B/(P)B3

 Altice SA, 7.75%, 5/15/22 (144A)

   306,750

   750,000

 CC/Caa2

 NII Capital Corp., 10.0%, 8/15/16

   202,500

   250,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   256,922

   1,115,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)

   1,215,350

 RUB

   14,400,000

 BB/Ba3

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

   375,307

 $ 2,622,454

 Total Telecommunication Services

 $ 3,531,508

 TRANSPORTATION - 3.4%

 Airlines - 0.9%

   1,000,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $ 1,025,000

   500,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

   542,500

 $ 1,567,500

 Airport Services - 0.4%

   571,040

 CCC-/Caa1

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $ 599,592

 Highways & Railtracks - 0.2%

 MXN

   4,500,000

 BBB/NR

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $ 320,191

 Marine - 0.5%

   500,000

 B+/NR

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)

 $ 360,000

   375,000

 B+/B2

 Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)

   382,500

 $ 742,500

 Railroads - 0.5%

   355,000(g)

 NR/NR

 AAF Holdings LLC/AAF Finance Co., 12.0% , (6.0% PIK 6.75% cash), 7/1/19 (144A)

 $ 362,987

   485,000

 B/B3

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

   501,975

 $ 864,962

 Trucking - 0.9%

   1,000,000

 CCC+/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $ 1,095,000

   425,000

 B+/B1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

   453,687

 $ 1,548,687

 Total Transportation

 $ 5,643,432

 UTILITIES - 2.1%

 Electric Utilities - 1.5%

   750,000

 CCC-/NR

 Cia de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $ 592,500

   375,000

 BB-/B3

 ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)

   371,250

   625,000

 NR/Caa2

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

   465,750

   419,000

 CCC-/Caa3

 Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

   322,630

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Electric Utilities (continued)

   460,000(b)

 BB+/Ba1

 Enel SpA, 8.75%, 9/24/73 (144A)

   542,800

   225,000

 BBB-/Baa3

 PNM Resources, Inc., 9.25%, 5/15/15

   239,339

 $ 2,534,269

 Gas Utilities - 0.6%

   867,450

 CCC-/Caa1

 Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)

 $ 886,968

 Total Utilities

 $ 3,421,237

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $165,368,025)

 $ 169,005,017

 CONVERTIBLE BONDS & NOTES -  2.2% of Net Assets

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   120,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 126,300

 Total Diversified Financials

 $ 126,300

 HEALTH CARE EQUIPMENT & SERVICES - 0.8%

 Health Care Equipment & Services - 0.8%

   1,040,000(c)

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $ 1,313,650

 Health Care Services - 0.0%†

   15,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $ 15,760

 Total Health Care Equipment & Services

 $ 1,329,410

 MATERIALS - 1.1%

 Diversified Chemicals - 1.0%

   1,900,000(i)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $ 1,738,500

 Diversified Metals & Mining - 0.1%

   100,000

 BB/NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $ 102,250

 Total Materials

 $ 1,840,750

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%

 Biotechnology - 0.1%

   250,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 $ 197,656

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 197,656

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%

 Semiconductors - 0.1%

   250,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $ 199,375

 Total Semiconductors & Semiconductor Equipment

 $ 199,375

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $2,705,970)

 $ 3,693,491

 SOVEREIGN DEBT OBLIGATIONS -  1.7% of Net Assets

 Argentina - 0.2%

   364,720

 CCC-/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 $ 359,249

 Brazil - 0.1%

 BRL

   500,000

 BBB-/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $ 224,828

 Ghana - 0.4%

 GHS

   600,000

 NR/NR

 Ghana Government Bond, 19.24%, 5/30/16

 $ 159,867

 GHS

   150,000

 NR/NR

 Ghana Government Bond, 26.0%, 6/5/17

   43,429

   500,000

 B/B2

 Republic of Ghana, 7.875%, 8/7/23 (144A)

   484,060

 $ 687,356

 Mexico - 0.5%

 MXN

   500,000

 A/A3

 Mexican Bonos, 7.5%, 6/3/27

 $ 42,341

 MXN

   8,870,000

 A/A3

 Mexican Bonos, 7.75%, 11/13/42

   745,028

 MXN

   308,408

 A/A3

 Mexican Udibonos, 3.5%, 12/14/17

   25,437

   812,806

 Nigeria - 0.4%

 NGN

   79,000,000

 NR/NR

 Nigeria Government Bond, 16.0%, 6/29/19

 $ 575,802

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Ukraine - 0.1%

   100,000

 CCC/Caa3

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 $ 95,050

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $2,964,525)

 $ 2,755,091

 Shares

 Value

 COMMON STOCKS -  0.8% of Net Assets

 DIVERSIFIED FINANCIALS - 0.0%†

 Other Diversified Financial Services - 0.0%†

   731(j)

 BTA Bank JSC (G.D.R.)

 $ 439

 Total Diversified Financials

 $ 439

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production - 0.0%†

   1,333(j)

 Halcon Resources Corp.

 $ 7,931

 Total Energy

 $ 7,931

 MATERIALS - 0.1%

 Diversified Metals & Mining - 0.1%

 AUD

   1,587,442(j)

 Mirabela Nickel, Ltd.

 $ 162,273

 Total Materials

 $ 162,273

 SOFTWARE & SERVICES - 0.0%†

 Systems Software - 0.0%†

   2,114(j)

 Perseus Holding Corp.

 $ 3,171

 Total Software & Services

 $ 3,171

 TRANSPORTATION - 0.7%

 Air Freight & Logistics - 0.6%

 –

   943(j)

 CEVA Holdings LLC

 $ 1,037,641

 Marine - 0.1%

   247,509(d)(j)

 Horizon Lines, Inc., Class A

 $ 91,578

 Total Transportation

 $ 1,129,219

 TOTAL COMMON STOCKS

 (Cost  $1,600,634)

 $ 1,303,033

 CONVERTIBLE PREFERRED STOCKS -  0.5% of Net Assets

 DIVERSIFIED FINANCIALS - 0.3%

 Other Diversified Financial Services - 0.3%

   470(f)

 Bank of America Corp., 7.25

 $ 542,850

 Total Diversified Financials

 $ 542,850

 ENERGY - 0.2%

 Oil & Gas Exploration & Production - 0.2%

   200(f)(j)

 Halcon Resources Corp., 5.75

 $ 220,000

 Total Energy

 $ 220,000

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost  $524,900)

 $ 762,850

 PREFERRED STOCKS -  4.0% of Net Assets

 BANKS - 0.3%

 Diversified Banks - 0.3%

   500(b)(f)

 AgStar Financial Services ACA, 6.75

 $ 510,125

 Total Banks

 $ 510,125

 DIVERSIFIED FINANCIALS - 0.7%

 Other Diversified Financial Services - 0.7%

   40,675(b)

 GMAC Capital Trust I, 8.125

 $ 1,105,547

 Total Diversified Financials

 $ 1,105,547

Pioneer Diversified High Income Trust

Schedule of Investments | 7/31/14 (unaudited)

 Shares

 Value

 INSURANCE - 3.0%

 Reinsurance - 3.0%

  673,438 (d)(k)

 Altair Re

 $ 841,393

   2,500,00(d)(k)

 Altair Re II, Ltd.

  2,603,250

   15,000(d)(k)

 Lorenz Re, Ltd.

   1,575,750

 $ 5,020,393

 Total Insurance

 $ 5,020,393

 SOFTWARE & SERVICES - 0.0%†

 Data Processing & Outsourced Services - 0.0%†

   1,110(d)(k)

 Perseus Holding Corp., 14.0 (144A)

 $ 91,020

 Total Software & Services

 $ 91,020

 TOTAL PREFERRED STOCKS

 (Cost  $6,098,684)

 $ 6,727,085

 RIGHT/WARRANT -  0.0% of Net Assets

 AUTOMOBILES & COMPONENTS – 0.0%†

 Auto Parts & Equipment - 0.0%†

   86(d)(j)

 Lear Corp., Expires 11/9/14

 $ 16,237

 Total Automobiles & Components

 $ 16,237

 TOTAL RIGHT/WARRANT

 (Cost  $4,645)

 $ 16,237

 TOTAL INVESTMENTS IN SECURITIES - 136.5%

 (Cost - $222,081,570) (l)(m)

 $ 226,992,150

 WRITTEN PUT OPTION -  0.0%†

   (672,138)

 U.S. Dollar versus Turkish Lira

 $ (649)

 TOTAL WRITTEN PUT OPTION

 (Cost  $(11,073))

 $ (649)

 OTHER ASSETS AND LIABILITIES -(36.5)%

 $ (60,729,187)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 166,262,314

† Amount rounds less than 0.1%

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2014, the value of these securities amounted to $121,098,804, or 72.8% of total net assets applicable to common shareowners.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at July 31, 2014.

 (a)

 Floating rate note.  The rate shown is the coupon rate at July 31, 2014.

 (b)

 The interest rate is subject to change periodically. The interest is shown is the rate at July 31, 2014.

 (c)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at July 31, 2014.

 (d)

Indicates a security that has been deemed as illiquid.  As of July 31, 2014 the aggregate cost of illiquid securities in the Trust's portfolio was $26,288,386.  As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $25,393,378 represented 15.3% of total net assets applicable to common shareowners.

 (e)

 Security is in default and is non income producing.

 (f)

 Security is perpetual in nature and has no stated maturity date.

 (g)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (h)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (i)

 Security is priced as a unit.

 (j)

 Non-income producing.

Pioneer Diversified High Income Trust

Schedule of Investments | 7/31/14 (unaudited)

 (k)

 At July 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $224,480,788 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 11,630,225

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (9,118,863)

 Net unrealized appreciation

 $ 2,511,362

 For financial reporting purposes net unrealized appreciation on investments was

 $ 4,910,580  and cost of investments aggregated  $222,081,570.

 (m)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 62.7

 %

 Bermuda

 7.2

 Cayman Islands

 7.0

 Luxembourg

 3.6

 Ireland

 3.3

 Argentina

 2.2

 Netherlands

 2.2

 Mexico

 1.5

 United Kingdom

 1.4

 Canada

 1.3

 Austria

 1.2

 Brazil

 1.1

 Other (individually less than 1%)

 5.3

 100.0

 %

 Glossary of Terms:

 (G.D.R.) Global Depository Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD

 -

 Australian Dollar

 BRL

 -

 Brazilian Real

 CAD

 -

 Canadian Dollar

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 GHS

 -

 Ghananian Cedis

 MXN

 -

 Mexican Peso

 NGN

 -

 Nigerian Naira

 RUB

 -

 Russian Ruble

Pioneer Diversified High Income Trust

Schedule of Investments | 7/31/14 (unaudited)

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of July 31, 2014, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
–

$
2,753,816

$
266,903

$
3,020,719

 Collateralized Mortgage Obligations

–

4,055,393

–

4,055,393

 Commercial Mortgage-Backed Securities

–

742,997

–

742,997

 Senior Secured Floating Rate Loan Interests

–

34,910,236

–

34,910,236

 Corporate Bonds & Notes

 Insurance

     Reinsurance

–

31,697,520

16,340,281

48,037,801

 Materials

     Diversified Metals & Mining

–

2,312,181

373,000

2,685,181

 All Other Corporate Bonds & Notes

–

118,282,036

–

118,282,036

 Convertible Bonds & Notes

–

3,693,491

–

3,693,491

 Sovereign Debt Obligations

–

2,755,091

–

2,755,091

 Common Stocks

 Software & Services

     Systems Software

–

3,171

–

3,171

 Transportation

     Air Freight & Logistics

–

1,037,641

–

1,037,641

 All Other Common Stocks

262,221

–

–

262,221

 Convertible Preferred Stocks

762,850

–

–

762,850

 Preferred Stocks

   Banks

     Diversified Banks

–

510,125

–

510,125

 Insurance

     Reinsurance

–

2,603,250

2,417,143

5,020,393

 Software & Services

     Data Processing & Outsourced Services

–

91,020

–

91,020

 All Other Preferred Stocks

1,105,547

–

–

1,105,547

 Right/Warrant:

16,237

–

–

16,237

 Total Investments in Securities

$
2,146,855

$
205,447,968

$
19,397,327

$
226,992,150

 Other Financial Instruments

 Net appreciation on Forward Foreign Currency Contracts

$
–

$
104,579

$
–

$
104,579

 Written Put Option

–

(649
)

–

(649
)

 Total Other Financial Instruments

$
–

$
103,930

$
–

$
103,930

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 4/30/14

 Realized

 gain (loss)

 Change in

 Unrealized appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers

 in to

 Level 3*

 Transfers

 out of

 Level 3*

 Balance

 as of

 7/31/14

 Asset Backed Securities

$
-

$
-

$
-

$
-

$
-

$
-

$
266,903

$
–

$
266,903

 Corporate Bonds & Notes

 Insurance

 Reinsurance

8,046,566

-

21,345

8,227,125

-

45,245

-

-

16,340,281

 Property & Casualty Insurance

3,588,313

-

205,212

-

-

-

-

(3,793,525
)

-

 Materials

 Diversified Metals & Mining

146,250

-

3,750

423,000

(200,000
)

-

-

-

373,000

 Preferred

 Stocks

 Insurance

 Reinsurance

6,852,231

152,745

(331,838
)

-

(1,652,745
)

-

-

(2,603,250
)

2,417,143

 Total

$
18,633,360

$
152,745

$
(101,531
)

$
8,650,125

$
(1,852,745
)

$
45,245

$
266,903

$
(6,396,775
)

$
19,397,327

 *  Transfers are calculated on the end of period value

 Net change in unrealized depreciation of Level 3 investments still held and considered

 Level 3 at 7/31/14: $(188,878).

As of July 31, 2014, outstanding forward foreign currency contracts were as follows:

 Net

 Net

 Contracts

 In

 Unrealized

 to Receive/

 Exchange

 Settlement

 Appreciation/

 Currency

 (Deliver)

 for US$

 Date

 US$ Value

 (Depreciation)

 EUR

 (4,652,994)

 $ (6,305,672)

 10/28/14

 $ (6,231,777)

 $ 73,895

 EUR

 (1,383,642)

   (1,909,057)

 04/24/15

   (1,854,785)

   54,271

 EUR

 490,058

   679,364

 04/24/15

   656,927

   (22,436)

 GBP

 (459,060)

   (773,629)

 09/08/14

   (774,780)

   (1,151)

   Total

 $ 104,579

 Number of Contracts

 Premiums Received

 Options open at beginning of period

 $ 672,138

 $ 11,073

 Options written

 -

 -

 Options terminated in closing transactions

 -

 -

 Options expired

 -

 -

 Options open at end of period

 $ 672,138

 $ 11,073

At July 31, 2014, the Trust had an unfunded loan commitment amounting to $30,958 (excluding unrealized appreciation on this commitment of $495 as of July 31, 2014)

which could be extended at the option of the borrower, pursuant to the following loan agreement:

 Unrealized

 Borrower

 Par

 Cost

 Value

 Appreciation

 SI Organization, Inc.

    Delayed Draw Term Loan

$
30,958

$
30,656

$
31,151

$
495

The Trust had the following bridge loan outstanding at July 31, 2014:

 Unrealized

 Appreciation

 Borrower

 Par

 Cost

 Value

 (Depreciation)

 Level 3 Financing Inc.

    Bridge Loan

$
700,000

$
700,000

$
700,000

$
-

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Diversified High Income Trust By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date September 29, 2014 * Print the name and title of each signing officer under his or her signature.